Balance Sheet Components - Schedule of Property and Equipment, Net Consists (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 714	$ 714	$ 714
Less: Accumulated depreciation	(25)	(25)	(25)
Property and equipment, net	689	689	689
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	689	689	689
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17	17	17
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8	$ 8	$ 8